Cash and cash equivalents (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Interest income, deposits with financial institutions	¥ 0.1	¥ 1.4	¥ 2.4